Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 241,634,262	$ 251,294,952
Restricted cash, current		88,614	29,039
Short-term investments		496,122	5,835,377
Accounts receivable, net		946,514	3,334,727
Advances to suppliers		1,071,137	1,178,168
Inventories, net		198,846	440,064
Prepayments		304,453	281,611
Other current assets, net		5,691,679	6,711,422
Total current assets		250,431,627	269,105,360
Non-current assets:
Property, plant and equipment, net		33,151,061	36,549,278
Intangible assets, net		2,329,777	6,890,738
Operating lease right-of-use assets		6,119,535	5,343,608
Operating lease right-of-use assets - related parties		31,197	519,140
Restricted cash, non-current		1,197,286	903,125
Goodwill			2,299,628
VAT recoverable		4,061,079	21,132,898
Other assets		918,086	1,421,309
Total non-current assets		47,808,021	75,059,724
Total assets		298,239,648	344,165,084
Current liabilities:
Accounts payable		292,570	1,456,577
Accrued liabilities and other payables		9,804,848	11,519,091
Operating lease liabilities, current		1,764,259	1,217,604
Operating lease liabilities - related parties, current		28,849	283,567
Advances from customers		69,361	1,010,852
Total current liabilities		11,959,887	15,487,691
Non-current liabilities:
Operating lease liabilities, non-current		4,880,844	5,755,973
Operating lease liabilities – related party, non-current		2,348
Deferred tax liabilities		74,225	1,133,539
Total non-current liabilities		4,957,417	6,889,512
Total liabilities		16,917,304	22,377,203
Equity:
Additional paid-in capital		397,467,795	397,620,927
Statutory reserves		11,079,649	11,079,649
Accumulated deficit		(114,840,665)	(78,068,522)
Accumulated other comprehensive loss		(13,887,088)	(11,724,531)
Total Ebang International Holdings Inc. shareholders’ equity		279,843,847	318,931,581
Non-controlling interest		1,478,497	2,856,300
Total equity		281,322,344	321,787,881
Total liabilities and equity		298,239,648	344,165,084
Class A Ordinary Shares
Equity:
Ordinary share	[1],[2]	18,178	18,080
Class B Ordinary Shares
Equity:
Ordinary share	[1]	$ 5,978	$ 5,978

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	As of December 31, 2023 and 2022, 263,322 and 24,167 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding, respectively. See Note 12.